Investments in associates and joint ventures (Details Narrative) - BHSA [Member] - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of transactions between related parties [line items]
Treasury stock	$ 35.2
Use of estimated investment	$ 2,673.0	$ 4,134.0
Employee compensation plan	35.1
Description of assumptions for future business cash flows	<table cellspacing="0" cellpadding="0" style="font: 10pt/115% Calibri, Helvetica, Sans-Serif; margin-top: 0px; margin-bottom: 0px; width: 100%"> <tr style="vertical-align: top"> <td style="width: 21.3pt"> </td> <td style="width: 14.15pt">-</td> <td style="text-align: justify">The Group considered 7 years as the horizon for the projection of BHSA cash flows. </td></tr> </table> <table cellspacing="0" cellpadding="0" style="font: 10pt Calibri, Helvetica, Sans-Serif; margin-top: 0px; margin-bottom: 0px; width: 100%"> <tr style="vertical-align: top"> <td style="width: 21.3pt"> </td> <td style="width: 14.15pt">-</td> <td style="text-align: justify">The “Private BADLAR” interest rate was projected based on internal data and information gathered from external advisors.</td></tr> </table> <table cellspacing="0" cellpadding="0" style="font: 10pt/115% Calibri, Helvetica, Sans-Serif; margin-top: 0px; margin-bottom: 0px; width: 100%"> <tr style="vertical-align: top"> <td style="width: 21.3pt"> </td> <td style="width: 14.15pt">-</td> <td style="text-align: justify">The projected exchange rate was estimated in accordance with internal data and external information provided by independent consultants.</td></tr> </table> <table cellspacing="0" cellpadding="0" style="font: 10pt/115% Calibri, Helvetica, Sans-Serif; margin-top: 0px; margin-bottom: 0px; width: 100%"> <tr style="vertical-align: top"> <td style="width: 21.3pt"> </td> <td style="width: 14.15pt">-</td> <td>The discount rate used to discount actual dividend flows was 14.01% in 2018 and 12.99% in 2017.</td></tr> </table> <table cellspacing="0" cellpadding="0" style="font: 10pt/115% Calibri, Helvetica, Sans-Serif; margin-top: 0px; margin-bottom: 0px; width: 100%"> <tr style="vertical-align: top"> <td style="width: 21.3pt"> </td> <td style="width: 14.15pt">-</td> <td>The sensitivity to a 1% increase in the discount rate would be a reduction in the value in use of Ps. 237 for 2018 and of Ps. 506 for 2017. The sensitivity to a 1% increase in the "Private BADLAR" interest rate it would be an increase in the value in use of Ps. 292 for 2018 and of Ps. 476 for 2017.</td></tr> </table>